Borrowings - Credit Agreement (Details) € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Sep. 29, 2017	Feb. 07, 2017 USD ($)	Feb. 07, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Facility value	$ 11,035		$ 11,389				$ 12,071
U.S. Term Loans
Disclosure of detailed information about borrowings [line items]
Facility value	3,315				$ 3,315
Value drawn or utilized	3,248
European Term Loans
Disclosure of detailed information about borrowings [line items]
Facility value | €		€ 249				€ 249
Value drawn or utilized | €		€ 244
U.S. Revolving Loans
Disclosure of detailed information about borrowings [line items]
Facility value	302
Value drawn or utilized	$ 58
US and European term loans
Disclosure of detailed information about borrowings [line items]
Quarterly amortization payment as a percentage of the principal					0.25%	0.25%
Annual prepayment of loans as a percentage of excess cash flow (up to)	50.00%	50.00%
Requirement that total assets of non-guarantor companies be a percentage of the adjusted consolidated total assets of the Group as of the last day of recently ended fiscal quarter (or less)					25.00%	25.00%
Requirement that the aggregate of the EBITDA of non-guarantor companies be a percentage of the consolidated EBITDA of the Group as of the period of four consecutive quarters (or less)					25.00%	25.00%
Total secured leverage ratio (not to exceed)					5.00	5.00
Percentage of aggregate revolving credit exposure to total commitments (not to exceed)					35.00%	35.00%
Fixed rate instruments | U.S. Term Loans
Disclosure of detailed information about borrowings [line items]
Interest rate				2.75%	3.00%	3.00%
Fixed rate instruments | European Term Loans
Disclosure of detailed information about borrowings [line items]
Interest rate				3.25%	3.50%	3.50%
Fixed rate instruments | US and European term loans
Disclosure of detailed information about borrowings [line items]
Reduction in rate				0.25%	0.25%	0.25%
LIBOR | U.S. Term Loans
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Adjusted interest rate	2.75%	2.75%			0.00%	0.00%
Floating rate instruments | U.S. Term Loans
Disclosure of detailed information about borrowings [line items]
Adjusted interest rate					100.00%	100.00%
EURIBOR | European Term Loans
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Adjusted interest rate	3.25%	3.25%
Bottom of range | US and European term loans
Disclosure of detailed information about borrowings [line items]
Annual prepayment of loans as a percentage of excess cash flow (up to)	25.00%	25.00%
Top of range | US and European term loans
Disclosure of detailed information about borrowings [line items]
Annual prepayment of loans as a percentage of excess cash flow (up to)	0.00%	0.00%